Financial Assets & Liabilities - Not Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Long-Term Debt
Long-term debt	$ 50,121	$ 46,189
Fair value of long-term debt	$ 48,284	$ 42,514